Changes in Accounting Policies and Disclosures - Summary of Impact on Reserves and Retained Profits (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure Of Financial Position [line items]
Balance as at December 31 2017 under IAS 39	¥ 18
Balance as at January 1, 2018 under IFRS 9	234
IAS 39 [member] | Other Reserves [Member]
Disclosure Of Financial Position [line items]
Balance as at December 31 2017 under IAS 39	391
IAS 39 [member] | Retained Profits [member]
Disclosure Of Financial Position [line items]
Balance as at December 31 2017 under IAS 39	14,205
IAS 39, Mandatory reclassifications [member] | Other Reserves [Member]
Disclosure Of Financial Position [line items]
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	(1)
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	895
Deferred tax in relation to the above	(224)
Non-controlling interests in relation to the above	(3)
IAS 39, Mandatory reclassifications [member] | Retained Profits [member]
Disclosure Of Financial Position [line items]
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	1
Recognition of expected credit losses for trade receivables under IFRS 9	(31)
Deferred tax in relation to the above	9
IFRS9 [member]
Disclosure Of Financial Position [line items]
Recognition of expected credit losses for trade receivables under IFRS 9		¥ (93)
IFRS9 [member] | Other Reserves [Member]
Disclosure Of Financial Position [line items]
Balance as at January 1, 2018 under IFRS 9	1,058
IFRS9 [member] | Retained Profits [member]
Disclosure Of Financial Position [line items]
Balance as at January 1, 2018 under IFRS 9	¥ 14,183